As filed with the Securities and Exchange Commission on December 7, 2000. Registrations Nos.


333-93059
811-08946

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]
Pre-Effective Amendment No.                                 [_]
Post-Effective Amendment No. 3                              [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 33                                                 [X]


                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                 Vice President
                         Pacific Life Insurance Company
                            700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                        Copies of all communications to:

            Diane N. Ledger                         Jane A. Kanter, Esq.
     Pacific Life Insurance Company                Dechert Price & Rhoads
            P.O. Box 9000                           1775 Eye Street, N.W.
      Newport Beach, CA 92658-9030               Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering


It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on _____________ pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on _____________ pursuant to paragraph (a) (1) of Rule 485


If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Innovations individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Registrant's Form 497, File No. 333-93059, Accession No. 0000912057-00-022008, filed on May 5, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION


(Included in Registrant's Form 497, File No. 333-93059, Accession No. 0000912057-00-043402 filed on October 2, 2000 and incorporated by reference herein.)

        SUPPLEMENT DATED _________, TO PROSPECTUS DATED MAY 1, 2000
              FOR PACIFIC INNOVATIONS, A VARIABLE ANNUITY CONTRACT
                    ISSUED BY PACIFIC LIFE INSURANCE COMPANY


This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:

ELEVEN NEW VARIABLE INVESTMENT OPTIONS ARE AVAILABLE
--------------------------------------------------------------------------------

The following new Variable Investment Options are added to the list on page 1 of the Prospectus.

- Blue Chip                                          - Strategic Value
- Aggressive Growth                                  - Focused 30
- Financial Services                                 - Capital Opportunities
- Health Sciences                                    - Mid-Cap Growth
- Technology                                         - Global Growth
- Telecommunications


THE NEW ELEVEN VARIABLE ACCOUNTS ARE ADDED AS VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The new eleven Variable Accounts invest in their corresponding Portfolios of the Fund. References to the 22 Variable Investment Options throughout the Prospectus are changed to refer to 31 Variable Investment Options or Subaccounts.


THE INTERNATIONAL VALUE PORTFOLIO HAS A NEW PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Lazard Asset Management is the portfolio manager of the International Value Portfolio.


A PORTFOLIO MANAGER HAS CHANGED ITS NAME
--------------------------------------------------------------------------------

Mercury Asset Management US has changed its name to Mercury Advisors.

AN OVERVIEW OF PACIFIC INNOVATIONS-FEES AND EXPENSES PAID BY THE PACIFIC SELECT
FUND: OTHER EXPENSES is replaced
--------------------------------------------------------------------------------


The following replaces the OTHER EXPENSES section on page 7 of the Prospectus:

OTHER EXPENSES
The table also shows the advisory fee and Fund expenses as an annual percentage of each Portfolio's average daily net assets for the year 2000, adjusted to reflect reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net Tollkeeper Portfolio, $12,631 to the Strategic Value Portfolio, $4,849 to the Focused 30 Portfolio and $15,042 to the Small-Cap Index Portfolio.


----------------------------------------------------------------------------------------------
                         ADVISORY    OTHER      12B-1    TOTAL      LESS ADVISER'S   TOTAL NET
PORTFOLIO                FEE         EXPENSES   FEES+    EXPENSES+  REIMBURSEMENT    EXPENSES
----------------------------------------------------------------------------------------------
                                AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS
Blue Chip(1)                0.95      0.06       --       1.01           --           1.01
Aggressive Growth(1)        1.00      0.06       --       1.06           --           1.06
Aggressive Equity           0.80      0.04       --       0.84           --           0.84
Emerging Markets(2)         1.10      0.20       --       1.30           --           1.30
Diversified Research        0.90      0.09       --       0.99           --           0.99
Small-Cap Equity(2)         0.65      0.05       --       0.70           --           0.70
International Large-Cap(2)  1.05      0.14       --       1.19           --           1.19
Equity                      0.65      0.04       --       0.69           --           0.69
I-Net Tollkeeper(2)         1.50      0.13       --       1.63           (0.02)       1.61
Financial Services(1)       1.10      0.15       --       1.25           (0.05)       1.20
Health Sciences(1)          1.10      0.11       --       1.21           (0.01)       1.20
Technology(1)               1.10      0.08       --       1.18           --           1.18
Telecommunications(1)       1.10      0.08       --       1.18           --           1.18
Multi-Strategy              0.65      0.04       --       0.69           --           0.69
Equity Income               0.65      0.04       --       0.69           --           0.69
Strategic Value             0.95      0.54       --       1.49           (0.44)       1.05
Growth LT                   0.75      0.04       --       0.79           --           0.79
Focused 30(1)               0.95      0.44       --       1.39           (0.34)       1.05
Mid-Cap Value               0.85      0.04       --       0.89           --           0.89
International Value         0.85      0.11       --       0.96           --           0.96
Capital Opportunities(1)    0.80      0.06       --       0.86           --           0.86
Mid-Cap Growth(1)           0.90      0.06       --       0.96           --           0.96
Global Growth(1)            1.10      0.19       --       1.29           --           1.29
Equity Index(2)             0.25      0.04       --       0.29           --           0.29
Small-Cap Index(2)          0.50      0.13       --       0.63           (0.02)       0.61
REIT                        1.10      0.05       --       1.15           --           1.15
Government Securities(2)    0.60      0.05       --       0.65           --           0.65
Managed Bond(2)             0.60      0.05       --       0.65           --           0.65
Money Market(2)             0.34      0.04       --       0.38           --           0.38
High Yield Bond(2)          0.60      0.04       --       0.64           --           0.64
Large-Cap Value             0.85      0.05       --       0.90           --           0.90
----------------------------------------------------------------------------------------------

(1) Expenses are estimated. There were no actual advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
(2) Total adjusted net expenses for these Portfolios, after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.
+ The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0067% or less of any Portfolio's average daily net assets.

AN OVERVIEW OF PACIFIC INNOVATIONS-EXAMPLES is replaced

--------------------------------------------------------------------------------

The EXAMPLES on page 8 of the Prospectus is replaced with the following:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

- the Contract Value starts at $65,000

- the Investment Options have an annual return of 5%

- the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply.

WITHOUT RIDER reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
(PDBR).

WITH SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider.

WITH PDBR reflects expenses you would pay if you bought the optional Premier Death Benefit Rider.

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES IN ANY YEAR MAY BE MORE OR LESS THAN THOSE SHOWN HERE.


-----------------------------------------------------------------------------------------------
                                                                         EXPENSES IF YOU DID
                                                                         NOT ANNUITIZE OR
                        EXPENSES IF YOU          EXPENSES IF YOU         SURRENDER, BUT LEFT
                        ANNUITIZED               SURRENDERED             THE MONEY IN YOUR
                        YOUR CONTRACT ($)        YOUR CONTRACT ($)       CONTRACT ($)
-----------------------------------------------------------------------------------------------
VARIABLE ACCOUNT        1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr
-----------------------------------------------------------------------------------------------
BLUE CHIP
without Rider           106  76   131  278       106   148  131  278       25   76   131  278
with SDBR               108  82   141  298       108   154  141  298       27   82   141  298
with PDBR               109  87   148  312       109   159  148  312       28   87   148  312
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH
without Rider           106  78   133  283       106   150  133  283       25   78   133  283
with SDBR               108  84   143  303       108   156  143  303       27   84   143  303
with PDBR               110  88   150  317       110   160  150  317       29   88   150  317
-----------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
without Rider           104  71   122  261       104   143  122  261       23   71   122  261
with SDBR               106  77   132  281       106   149  132  281       25   77   132  281
with PDBR               108  82   140  296       108   154  140  296       27   82   140  296
-----------------------------------------------------------------------------------------------
EMERGING MARKETS
without Rider           109  85   144  306       109   157  144  306       28   85   144  306
with SDBR               111  91   154  325       111   163  154  325       30   91   154  325
with PDBR               112  95   162  339       112   167  162  339       31   95   162  339
-----------------------------------------------------------------------------------------------
DIVERSIFIED RESEARCH
without Rider           106  76   130  276       106   148  130  276       25   76   130  276
with SDBR               108  82   140  296       108   154  140  296       27   82   140  296
with PDBR               109  86   147  310       109   158  147  310       28   86   147  310
-----------------------------------------------------------------------------------------------
SMALL-CAP EQUITY
without Rider           103  67   114  246       103   139  114  246       22   67   114  246
with SDBR               105  73   125  266       105   145  125  266       24   73   125  266
with PDBR               106  77   132  281       106   149  132  281       25   77   132  281
-----------------------------------------------------------------------------------------------
INTERNATIONAL LARGE-CAP
without Rider           108  82   139  295       108   154  139  295       27   82   139  295
with SDBR               110  87   149  314       110   159  149  314       29   87   149  314
with PDBR               111  92   156  329       111   164  156  329       30   92   156  329

----------------------------------------------------------------------------------------------
                                                                      EXPENSES IF YOU DID
                                                                      NOT ANNUITIZE OR
                    EXPENSES IF YOU          EXPENSES IF YOU          SURRENDER, BUT LEFT
                    ANNUITIZED               SURRENDERED              THE MONEY IN YOUR
                    YOUR CONTRACT ($)        YOUR CONTRACT ($)        CONTRACT ($)
----------------------------------------------------------------------------------------------
VARIABLE ACCOUNT    1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr
----------------------------------------------------------------------------------------------
EQUITY
without Rider       103   67  114  246        103  139 114  246        22   67   114  246
with SDBR           105   73  125  266        105  145 125  266        24   73   125  266
with PDBR           106   77  132  281        106  149 132  281        25   77   132  281
----------------------------------------------------------------------------------------------
I-NET TOLLKEEPER
without Rider       112   94  160  335        112  166 160  335        31   94   160  335
with SDBR           114  100  169  354        114  172 169  354        33  100   169  354
with PDBR           115  104  176  367        115  176 176  367        34  104   176  367
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES
without Rider       108  82   140  297        108  154 140  297        27   82   140  297
with SDBR           110  88   150  316        110  160 150  316        29   88   150  316
with PDBR           111  93   157  330        111  165 157  330        30   93   157  330
----------------------------------------------------------------------------------------------
HEALTH SCIENCES
without Rider       108  82   140  297        108  154 140  297        27   82   140  297
with SDBR           110  88   150  316        110  160 150  316        29   88   150  316
with PDBR           111  93   157  330        111  165 157  330        30   93   157  330
----------------------------------------------------------------------------------------------
TECHNOLOGY
without Rider       108  82   139  295        108  154 139  295        27   82   139  295
with SDBR           110  87   149  314        110  159 149  314        29   87   149  314
with PDBR           111  92   156  329        111  164 156  329        30   92   156  329
----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
without Rider       108  82   139  295        108  154 139  295        27   82   139  295
with SDBR           110  87   149  314        110  159 149  314        29   87   149  314
with PDBR           111  92   156  329        111  164 156  329        30   92   156  329
----------------------------------------------------------------------------------------------
MULTI-STRATEGY
without Rider       103  67   114  246        103  139 114  246        22   67   114  246
with SDBR           105  73   125  266        105  145 125  266        24   73   125  266
with PDBR           106  77   132  281        106  149 132  281        25   77   132  281
----------------------------------------------------------------------------------------------
EQUITY INCOME
without Rider       103  67   114  246        103  139 114  246        22   67   114  246
with SDBR           105  73   125  266        105  145 125  266        24   73   125  266
with PDBR           106  77   132  281        106  149 132  281        25   77   132  281
----------------------------------------------------------------------------------------------
STRATEGIC VALUE
without Rider       106  78   133  282        106  150 133  282        25   78   133  282
with SDBR           108  84   143  302        108  156 143  302        27   84   143  302
with PDBR           110  88   150  316        110  160 150  316        29   88   150  316
----------------------------------------------------------------------------------------------
GROWTH LT
without Rider       104  70   120  256        104  142 120  256        23   70   120  256
with SDBR           106  76   130  276        106  148 130  276        25   76   130  276
with PDBR           107  80   137  291        107  152 137  291        26   80   137  291
----------------------------------------------------------------------------------------------
FOCUSED 30
without Rider       106  78   133  282        106  150 133  282        25   78   133  282
with SDBR           108  84   143  302        108  156 143  302        27   84   143  302
with PDBR           110  88   150  316        110  160 150  316        29   88   150  316
----------------------------------------------------------------------------------------------
MID-CAP VALUE
without Rider       105  73   125  266        105  145 125  266        24   73   125  266
with SDBR           107  79   135  286        107  151 135  286        26   79   135  286
with PDBR           108  83   142  301        108  155 142  301        27   83   142  301
----------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
without Rider       105  75   128  273        105  147 128  273        24   75   128  273
with SDBR           107  81   138  293        107  153 138  293        26   81   138  293
with PDBR           109  85   145  308        109  157 145  308        28   85   145  308

-------------------------------------------------------------------------------------------------
                                                                        EXPENSES IF YOU DID
                                                                        NOT ANNUITIZE OR
                       EXPENSES IF YOU          EXPENSES IF YOU         SURRENDER, BUT LEFT
                       ANNUITIZED               SURRENDERED             THE MONEY IN YOUR
                       YOUR CONTRACT ($)        YOUR CONTRACT ($)       CONTRACT ($)
-------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT       1 yr 3 yr 5 yr 10 yr     1 yr 3 yr 5 yr 10 yr    1 yr 3 yr 5 yr 10 yr
-------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
without Rider          104   72  123  263        104  144  123  263       23  72  123  263
with SDBR              106   78  133  283        106  150  133  283       25  78  133  283
with PDBR              108   82  141  298        108  154  141  298       27  82  141  298
-------------------------------------------------------------------------------------------------
MID-CAP GROWTH
without Rider          105   75  128  273        105  147  128  273       24  75  128  273
with SDBR              107   81  138  293        107  153  138  293       26  81  138  293
with PDBR              109   85  145  308        109  157  145  308       28  85  145  308
-------------------------------------------------------------------------------------------------
GLOBAL GROWTH
without Rider          109   85  144  306        109  157  144  306       28  85  144  306
with SDBR              111   91  154  325        111  163  154  325       30  91  154  325
with PDBR              112   95  162  339        112  167  162  339       31  95  162  339
-------------------------------------------------------------------------------------------------
EQUITY INDEX
without Rider           99   54   93  203         99  126   93  203       18  54   93  203
with SDBR              101   60  104  224        101  132  104  224       20  60  104  224
with PDBR              102   65  111  240        102  137  111  240       21  65  111  240
-------------------------------------------------------------------------------------------------
SMALL-CAP INDEX
without Rider          102   64  110  236        102  136  110  236       21  64  110  236
with SDBR              104   70  120  257        104  142  120  257       23  70  120  257
with PDBR              105   75  128  272        105  147  128  272       24  75  128  272
-------------------------------------------------------------------------------------------------
REIT
without Rider          107   81  138  292        107  153  138  292       26  81  138  292
with SDBR              109   87  147  311        109  159  147  311       28  87  147  311
with PDBR              111   91  155  326        111  163  155  326       30  91  155  326
-------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES
without Rider          102   65  111  239        102  137  111  239       21  65  111  239
with SDBR              104   71  121  259        104  143  121  259       23  71  121  259
with PDBR              105   75  129  274        105  147  129  274       24  75  129  274
-------------------------------------------------------------------------------------------------
MANAGED BOND
without Rider          102   65  112  241        102  137  112  241       21  65  112  241
with SDBR              104   71  122  261        104  143  122  261       23  71  122  261
with PDBR              106   76  130  276        106  148  130  276       25  76  130  276
-------------------------------------------------------------------------------------------------
MONEY MARKET
without Rider           99   57   98  212         99  129   98  212       18  57   98  212
with SDBR              101   63  108  233        101  135  108  233       20  63  108  233
with PDBR              103   68  116  249        103  140  116  249       22  68  116  249
-------------------------------------------------------------------------------------------------
HIGH YIELD BOND
without Rider          102   65  111  240        102  137  111  240       21  65  111  240
with SDBR              104   71  122  260        104  143  122  260       23  71  122  260
with PDBR              106   76  129  275        106  148  129  275       25  76  129  275
-------------------------------------------------------------------------------------------------
LARGE-CAP VALUE
without Rider          105   73  125  267        105  145  125  267       24  73  125  267
with SDBR              107   79  135  287        107  151  135  287       26  79  135  287
with PDBR              108   84  143  302        108  156  143  302       27  84  143  302
-------------------------------------------------------------------------------------------------

YOUR INVESTMENT OPTIONS: YOUR VARIABLE INVESTMENT OPTIONS IS AMENDED
--------------------------------------------------------------------------------

The chart on page 10 of the Prospectus YOUR INVESTMENT OPTIONS: YOUR VARIABLE INVESTMENT OPTIONS is amended to add the following:

                                                                          PRIMARY INVESTMENTS                       PORTFOLIO
         PORTFOLIO              OBJECTIVE                           (UNDER NORMAL CIRCUMSTANCES)                     MANAGER
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip               Long-term growth of capital.     Equity securities of "blue chip" companies--typically   AIM
                        Current income is of secondary   large companies that are well established in their
                        importance.                      respective industries.
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth       Long-term growth of capital.     Equity securities of small- and medium-sized growth     AIM
                                                         companies.
-------------------------------------------------------------------------------------------------------------------------------
Financial Services      Long-term growth of capital.     Equity securities in the financial services sector.     INVESCO
                                                         Such companies include banks, insurance companies,
                                                         brokerage firms and other finance-related firms.
-------------------------------------------------------------------------------------------------------------------------------
Health Sciences         Long-term growth of capital.     Equity securities in the health sciences sector.        INVESCO
                                                         Such as companies that develop, produce or distribute
                                                         products or services related to health care.
-------------------------------------------------------------------------------------------------------------------------------
Technology              Long-term growth of capital.     Equity securities in the technology sector. Such        INVESCO
                                                         companies include biotechnology, communications,
                                                         computers, electronics, Internet telecommunications,
                                                         networking, robotics and video.
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications      High total return.               Equity securities in the telecommunications sector.     INVESCO
                                                         Such as companies that offer telephone service,
                                                         wireless communications, satellite communications,
                                                         television and movie programming, broadcasting and
                                                         Internet access.
-------------------------------------------------------------------------------------------------------------------------------
Strategic Value         Long-term growth of capital.     Equity securities with potential for long-term growth   Janus Capital
                                                         of capital.                                             Corporation
-------------------------------------------------------------------------------------------------------------------------------
Focused 30              Long-term growth of capital.     Equity securities selected for their growth potential.  Janus
                        Capital Corporation
-------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities   Long-term growth of capital.     Equity securities with the potential for long-term      MFS
                                                         growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth          Long-term growth of capital.     Equity securities of medium-sized companies believed    MFS
                                                         to have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
Global Growth           Capital appreciation.            Equity securities of any size located within and        MFS
                                                         outside of the U.S.
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION:
ELECTRONIC DELIVERY AUTHORIZATION IS AMENDED


-------------------------------------------------------------------------------

The following amends ELECTRONIC DELIVERY AUTHORIZATION on page 42 of the
Prospectus:


ELECTRONIC DELIVERY AUTHORIZATION
You may authorize us to provide prospectuses, statements and other information ("documents") electronically by so indicating on the application, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Web site. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

                                     PART II

Part C:   OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A: None

                    Part B:

                            (1)  Registrant's Financial Statements

                                 Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                   Statements of Assets and Liabilities
                                   Statements of Operations
                                   Statements of Changes in Net Assets
                                   Notes to Financial Statements

                            (2)  Depositor's Financial Statements

                                 Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                   Independent Auditors' Report
                                   Consolidated Statements of Financial
                                    Condition
                                   Consolidated Statements of Operations
                                   Consolidated Statements of Stockholder's
                                    Equity
                                   Consolidated Statements of Cash Flows
                                   Notes to Consolidated Financial Statements

               (b)  Exhibits

               1.   (a)     Resolution of the Board of Directors of the
                            Depositor authorizing establishment of Separate
                            Account A and Memorandum establishing Separate
                            Account A./1/

                    (b) Memorandum Establishing Two New Variable Accounts -- Aggressive Equity and Emerging Markets Portfolios. /1/

                    (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

               2.   Not applicable

               3.   (a)     Distribution Agreement between Pacific Mutual Life
                            and Pacific Mutual Distributors, Inc. ("PMD")
                            (formerly Pacific Equities Network) /1/

                    (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

               4.   (a)     Form of Individual Flexible Premium Deferred
                            Variable Annuity Contract (Form 10-12600) /1/

                    (b)     Qualified Pension Plan Rider (Form R90-PEN-V) /1/

                    (c)     403(b) Tax-Sheltered Annuity Rider (Form
                            R-403B-9553) /1/

                    (d)     Section 457 Plan Rider (Form 24-123799) /1/

                    (e)     Individual Retirement Annuity Rider (Form 20-13900)

                    (f)     Roth IRA Rider (form R-RIRA 198) /1/

                    (g)     Simple Individual Retirement Annuity Rider
                            (Form 20-13400)

                    (h)     Stepped-Up Death Benefit Rider (Form 20-12601) /1/

                    (i)     Premier Death Benefit Rider (Form 20-12602) /1/

               5.   (a)     Variable Annuity Application (Form No. 25-12610)

                    (b)     Variable Annuity PAC APP /1/

                    (c)     Application/Confirmation Form /2/

               6.   (a)     Pacific Life's Articles of Incorporation /1/

                    (b)     By-laws of Pacific Life /1/

               7.   Not applicable

               8.   Fund Participation Agreement /2/

               9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered. /1/

               10.  Independent Auditors' Consent /3/

               11.  Not applicable

               12.  Not applicable

               13.  Performance Calculations /2/

               14.  Not applicable

               15.  Powers of Attorney /2/

               16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                          Positions and Offices
Name and Address                          with Pacific Life

Thomas C. Sutton                          Director, Chairman of the Board, and
                                          Chief Executive Officer

Glenn S. Schafer                          Director and President

Khanh T. Tran                             Director, Senior Vice President and
                                          Chief Financial Officer

David R. Carmichael                       Director, Senior Vice President and
                                          General Counsel

Audrey L. Milfs                           Director, Vice President and Corporate
                                          Secretary

Edward R. Byrd                            Vice President and Controller

Brian D. Klemens                          Vice President and Treasurer

Gerald W. Robinson                        Executive Vice President

----------
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                               LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include:
World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders


          Approximately 1,653 Qualified
                        1,614 Non Qualified


Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

          Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

          PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.


     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:


          Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

          Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 7th day of December 2000.


                                   SEPARATE ACCOUNT A
                                        (Registrant)
                                   By: PACIFIC LIFE INSURANCE COMPANY

                                   By:
                                      ------------------------------------------
                                      Thomas C. Sutton*
                                      Chairman and Chief Executive Officer

                                   By: PACIFIC LIFE INSURANCE COMPANY
                                        (Depositor)

                                   By:
                                      ------------------------------------------
                                      Thomas C. Sutton*
                                      Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:




          Signature         Title                              Date

                            Director, Chairman of the Board    December 7, 2000
-----------------------     and Chief Executive Officer
Thomas C. Sutton*


                            Director and President             December 7, 2000
-----------------------
Glenn S. Schafer*


                            Director, Senior Vice President    December 7, 2000
-----------------------     and Chief Financial Officer
Khanh T. Tran*


                            Director, Senior Vice President    December 7, 2000
-----------------------     and General Counsel
David R. Carmichael*


                            Director, Vice President           December 7, 2000
-----------------------     and Corporate Secretary
Audrey L. Milfs*


                            Vice President and Controller      December 7, 2000
-----------------------
Edward R. Byrd*


                            Vice President and Treasurer       December 7, 2000
-----------------------
Brian D. Klemens*

                            Executive Vice President           December 7, 2000
-----------------------
Gerald W. Robinson*


*By: /s/ David R. Carmichael
     ------------------------------
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1, to the Registration Statement filed on March 31, 2000 on Form N-4/A for Separate Account A, File No. 333-93059, Accession No. 0000912059-00-015739, as Exhibit 15.)